Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Accounting Policies [Abstract]
Corporate History, Nature of Business, Mergers and Acquisitions

Corporate History, Nature of Business, Mergers and Acquisitions

Galaxy Next Generation LTD CO. ("Galaxy CO") was organized in the state of Georgia in February 2017 while R&G Sales, Inc. ("R&G") was organized in the state of Georgia in August 2004. Galaxy CO merged with R&G ("common controlled merger") on March 16, 2018, with R&G becoming the surviving company. R&G subsequently changed its name to Galaxy Next Generation, Inc. ("Private Galaxy").

FullCircle Registry, Inc., ("FLCR") is a holding company created for the purpose of acquiring small profitable businesses to provide exit plans for those company's owners. FLCR's subsidiary, FullCircle Entertainment, Inc. ("Entertainment" or "FLCE"), owned and operated Georgetown 14 Cinemas, a fourteen-theater movie complex located in Indianapolis, Indiana.

On June 22, 2018, Private Galaxy consummated a reverse triangular merger whereby Private Galaxy merged with and into FLCR by the stockholders of Private Galaxy transferring all of the shares of stock of Private Galaxy into a newly formed subsidiary which was formed specifically for the transaction ("Private Galaxy MS") and the stockholders receiving shares of stock of FLCR. The merger resulted in Private Galaxy MS becoming a wholly-owned subsidiary of FLCR. For accounting purposes, the acquisition of Private Galaxy by FLCR is considered a reverse acquisition, an acquisition transaction where the acquired company, Private Galaxy, is considered the acquirer for accounting purposes, notwithstanding the form of the transaction. The primary reason the transaction is being treated as a purchase by Private Galaxy rather than a purchase by FLCR is that FLCR is a public reporting company, and Private Galaxy's stockholders gained majority control of the outstanding voting power of FLCR's equity securities. Consequently, the assets and liabilities and the operations that are reflected in the historical financial statements of the Company prior to the merger are those of Private Galaxy. The financial statements after the completion of the merger included the combined assets and liabilities of the combined company (collectively Private Galaxy, FLCR and FLCE).

In recognition of Private Galaxy's merger with FLCR, several things occurred: (1) FLCR amended its articles of incorporation to change its name from FullCircle Registry, Inc. to Galaxy Next Generation, Inc.; (2) the Company changed its fiscal year end to June 30, effective June 2018; (3) the Company's authorized shares of preferred stock were increased to 200,000,000 and authorized shares of common stock were increased to 4,000,000,000, (prior to the Reverse Stock Split) both with a par value of $0.0001; and (4) the Board of Directors and Executive Officers appointed Gary LeCroy, President and Director; Magen McGahee, Secretary and Director; and Carl Austin, Director; and (5) the primary business operated by the combined company became the business that was operated by Private Galaxy.

On September 3, 2019, Galaxy acquired 100% of the stock of Interlock Concepts, Inc. ("Concepts") and Ehlert Solutions Group, Inc. ("Solutions"). The purchase price for the acquisition was 1,350,000 (6,750 post March 7, 2022 reverse stock split) shares of common stock and a two year note payable to the seller for $3,000,000. The note payable to the seller is subject to adjustment based on the achievement of certain future gross revenues and successful completion of certain pre-acquisition withholding tax issues of Concepts and Solutions.

Solutions and Concepts are Utah-based audio design and manufacturing companies creating innovative products that provide fundamental tools for building notification systems primarily to K-12 education market customers located primarily in the north and northwest United States. Solutions and Concepts' products and services allow institutions access to intercom, scheduling, and notification systems with improved ease of use. The products provide an open architecture solution to customers which allows the products to be used in both existing and new environments. Intercom, public announcement (PA), bell and control solutions are easily added and integrated within the open architecture design and software model. These products combine elements over a common internet protocol (IP) network, which minimizes infrastructure requirements and reduces costs by combining systems.

On October 15, 2020, Galaxy acquired the assets of Classroom Technologies Solutions, Inc. ("Classroom Tech") for consideration of (a) paying off a secured Classroom Tech loan, not to exceed the greater of 50% of the value of the Classroom Tech assets acquired or $120,000; (b) the issuance of a promissory note in the amount of $44,526 to a Classroom Tech designee; and (c) the issuance of 10 million (50,000 post March 7, 2022 reverse stock split) shares of common stock to the seller of Classroom Tech. Classroom Tech provides cutting-edge presentation products to schools, training facilities, churches, corporations and retail establishments. Their high-quality solutions are customized to meet a variety of needs and budgets in order to provide the best in education and presentation technology. Classroom Tech direct-sources and imports many devices and components which allows the Company to be innovative, nimble, and capable of delivering a broad range of cost-effective solutions. Classroom Tech also offers in-house service and repair facilities and carries many top brands.

Galaxy is a manufacturer and U.S. distributor of interactive learning technologies and enhanced audio solutions. Galaxy is engaged in a full range of activities: marketing and sales, engineering and product design and development, manufacturing, and distributing. Galaxy develops both hardware and software that allows the presenter and participant to engage in a fully collaborative instructional environment. Galaxy also develops award winning classroom audio solutions, school public address (“PA”) and intercom products, and emergency communication applications creating a full line card offering for classrooms to its channel partners. Its product offerings include its own private-label interactive touch screen panel, its own intercom, bell, and paging solution, as well as an audio amplification line of products that is currently supported by both direct sales and through original equipment manufacturer (“OEM”) relationships. Its distribution channel consists of a direct sales model, as well as approximately 44 resellers across the U.S. that primarily sell the products offered by us within the commercial and educational market. Galaxy does not control where the resellers focus their reselling efforts; however, the K-12 education market is the largest customer base for its products comprising nearly 90% of our sales. In addition, its OEM division manufactures products for other vendors in our industry and white labels the products under other brands.

The Entertainment segment was sold on February 6, 2019 in exchange for 193 (post March 7, 2022 reverse stock split) Galaxy common shares.

Corporate History, Nature of Business, Mergers and Acquisitions

Galaxy Next Generation LTD CO. ("Galaxy CO") was organized in the state of Georgia in February 2017 while R&G Sales, Inc. ("R&G") was organized in the state of Georgia in August 2004. Galaxy CO merged with R&G ("common controlled merger") on March 16, 2018, with R&G becoming the surviving company. R&G subsequently changed its name to Galaxy Next Generation, Inc. ("Private Galaxy").

FullCircle Registry, Inc., ("FLCR") is a holding company created for the purpose of acquiring small profitable businesses to provide exit plans for those company's owners. FLCR's subsidiary, FullCircle Entertainment, Inc. ("Entertainment" or "FLCE"), owned and operated Georgetown 14 Cinemas, a fourteen-theater movie complex located in Indianapolis, Indiana.

On June 22, 2018, Private Galaxy consummated a reverse triangular merger whereby Galaxy merged with and into Full Circle Registry, Inc.'s ("FLCR") as a newly formed subsidiary which was formed specifically for the transaction ("Galaxy MS"). The merger resulted in Private Galaxy MS becoming a wholly-owned subsidiary of FLCR. For accounting purposes, the acquisition of Private Galaxy by FLCR is considered a reverse acquisition, an acquisition transaction where the acquired company, Galaxy, is considered the acquirer for accounting purposes, notwithstanding the form of the transaction. The primary reason the transaction is being treated as a purchase by Galaxy rather than a purchase by FLCR is that FLCR is a public reporting company, and Private Galaxy's stockholders gained majority control of the outstanding voting power of FLCR's equity securities. Consequently, the assets and liabilities and the operations that are reflected in the historical financial statements of the Company prior to the merger are those of Private Galaxy. The financial statements after the completion of the merger include the combined assets and liabilities of the combined company (collectively Private Galaxy, FLCR and FLCE).

In recognition of Private Galaxy's merger with FLCR, several things occurred: (1) FLCR amended its articles of incorporation to change its name from FullCircle Registry, Inc. to Galaxy Next Generation, Inc.; (2) the Company changed its fiscal year end to June 30, effective June 2018; (3) the Company's authorized shares of preferred stock were increased to 200,000,000 and authorized shares of common stock were increased to 4,000,000,000, (prior to the Reverse Stock Split) both with a par value of $0.0001; and (4) the Board of Directors and Executive Officers approved Gary LeCroy, President and Director; Magen McGahee, Secretary and Director; and Carl Austin, Director; and (5) the primary business operated by the combined company became the business that was operated by Private Galaxy.

On September 3, 2019, Galaxy acquired 100% of the stock of Interlock Concepts, Inc. ("Concepts") and Ehlert Solutions Group, Inc. ("Solutions"). The purchase price for the acquisition was 1,350,000 shares of common stock and a two year note payable to the seller for $3,000,000. The note payable to the seller is subject to adjustment based on the achievement of certain future gross revenues and successful completion of certain pre-acquisition withholding tax issues of Concepts and Solutions.

Solutions and Concepts are Utah-based audio design and manufacturing companies creating innovative products that provide fundamental tools for building notification systems primarily to K-12 education market customers located primarily in the north and northwest United States. Solutions and Concepts' products and services allow institutions access to intercom, scheduling, and notification systems with improved ease of use. The products provide an open architecture solution to customers which allows the products to be used in both existing and new environments. Intercom, public announcement (PA), bell and control solutions are easily added and integrated within the open architecture design and software model. These products combine elements over a common internet protocol (IP) network, which minimizes infrastructure requirements and reduces costs by combining systems.

On October 15, 2020, Galaxy acquired the assets of Classroom Technologies Solutions, Inc. ("Classroom Tech") for consideration of (a) paying off a secured Classroom Tech loan, not to exceed the greater of 50% of the value of the Classroom Tech assets acquired or $120,000; (b) the issuance of a promissory note in the amount of $44,526 to a Classroom Tech designee; and (c) the issuance of 10 million shares of common stock to the seller of Classroom Tech. Classroom Tech provides cutting-edge presentation products to schools, training facilities, churches, corporations and retail establishments. Their high-quality solutions are customized to meet a variety of needs and budgets in order to provide the best in education and presentation technology. Classroom Tech direct-sources and imports many devices and components which allows the Company to be innovative, nimble, and capable of delivering a broad range of cost-effective solutions. Classroom Tech also offers in-house service and repair facilities and carries many top brands.

Galaxy is a manufacturer and U.S. distributor of interactive learning technology hardware and software that allows the presenter and participant to engage in a fully collaborative instructional environment. Galaxy's products include Galaxy's own private-label interactive touch screen panel as well as numerous other national and international branded peripheral and communication devices. New technologies like Galaxy's own touchscreen panels are sold along with renowned brands such as Google Chromebooks, Microsoft Surface Tablets, Lenovo & Acer computers, Verizon WiFi and more. Galaxy's distribution channel consists of approximately 44 resellers across the U.S. who primarily sell its products within the commercial and educational market. Galaxy does not control where the resellers focus their resell efforts; however, the K-12 education market is the largest customer base for Galaxy products comprising nearly 90% of Galaxy's sales. In addition, Galaxy also possesses its own reseller channel where it sells directly to the K-12 market, primarily throughout the Southeast region of the United States.

The Entertainment segment was sold on February 6, 2019 in exchange for 193 Galaxy common shares.

Impact COVID-19 Aid, Relief and Economic Security Act

Impact COVID-19 Aid, Relief and Economic Security Act

The Cares Act allowed employers to defer the deposit and payment of the employer’s share of Social Security taxes from March 27, 2020 through March 31, 2021. The deferred deposits of the employer’s share of Social Security tax must be deposited 50% by March 31, 2021, and 50% by March 31, 2023. The Company’s remaining deferred deposits and current payments due amounted to approximately $1,044,947 and $490,790 at March 31, 2023 and June 30, 2022, respectively.

During the three and Nine Months ended March 31, 2023 and 2021, the Company applied for Employee Retention Credits and has recognized approximately $0 and $40,000 as a reduction to operating expenses in the consolidated statements of operations.

The Covid-19 pandemic that began in early 2020 caused shelter-in-place policies, unexpected factory closures, supply chain disruptions, and market volatilities across the globe. As a result of the economic disruptions and unprecedented market volatilities and uncertainties driven by the Covid-19 outbreak, the Company experienced some supply chain disruptions. The Company continues to experience supply chain disruption resulting in a decrease in revenue and increases in deferred revenue.

The full impact of the Covid-19 outbreak continues to evolve as of the date of this report. The depth and duration of the pandemic remains unknown. Despite the availability of vaccines, recent surges in the infection rate and the detection of new variants of the virus have reinforced the general consensus that the containment of Covid-19 remains a challenge. Management is actively monitoring the global situation and its effect on its financial condition, liquidity, operations, suppliers, industry, and workforce.

Impact COVID-19 Aid, Relief and Economic Security Act

The Cares Act allowed employers to defer the deposit and payment of the employer’s share of Social Security taxes from March 27, 2020 through September 30, 2021. The deferred deposits of the employer’s share of Social Security tax must be deposited 50% by December 31, 2021, and 50% by December 31, 2022. The Company’s remaining deferred deposits and current payments due amounted to $457,704 of Social Security Tax at June 30, 2022.

In fiscal years 2022 and 2021, the Company applied for Employee Retention Credits and has recognized approximately $40,000 as a reduction to operating expenses in the consolidated statement of operations.

The Covid-19 pandemic that began in early 2020 caused shelter-in-place policies, unexpected factory closures, supply chain disruptions, and market volatilities across the globe. As a result of the economic disruptions and unprecedented market volatilities and uncertainties driven by the Covid-19 outbreak, the Company experienced some supply chain disruptions. However, the Company has not experienced any significant payment delays or defaults by our customers as a result of the COVID-19 pandemic.

The full impact of the Covid-19 outbreak continues to evolve as of the date of this report. The depth and duration of the pandemic remains unknown. Despite the availability of vaccines, recent surges in the infection rate and the detection of new variants of the virus have reinforced the general consensus that the containment of Covid-19 remains a challenge. Management is actively monitoring the global situation and its effect on its financial condition, liquidity, operations, suppliers, industry, and workforce.

Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. Any reference in these footnotes to applicable guidance is meant to refer to the authoritative U.S. generally accepted accounting principles ("GAAP") as found in the Accounting Standards Codification ("ASC") and Accounting Standards Update ("ASU") of the Financial Accounting Standards Board ("FASB").

The financial statements include the consolidated assets and liabilities of the combined company (collectively Private Galaxy FLCR, Interlock Concepts, Inc., Ehlert Solutions Group, Inc., and Classroom Tech, referred to collectively as the "Company").

All intercompany transactions and accounts have been eliminated in the consolidation.

The Company is an over-the-counter public company traded under the stock symbol listing GAXY (formerly FLCR).

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. Any reference in these footnotes to applicable guidance is meant to refer to the authoritative U.S. generally accepted accounting principles ("GAAP") as found in the Accounting Standards Codification ("ASC") and Accounting Standards Update ("ASU") of the Financial Accounting Standards Board ("FASB").

The financial statements include the consolidated assets and liabilities of the combined company (collectively Private Galaxy FLCR Interlock Concepts, Inc., Ehlert Solutions Group, Inc., and Classroom Tech, referred to collectively as the "Company"). See Note 12.

All intercompany transactions and accounts have been eliminated in the consolidation.

The Company is an over-the-counter public company traded under the stock symbol listing GAXY (formerly FLCR).

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates used in preparing the consolidated financial statements include those assumed in computing valuation of goodwill and intangible assets, valuation of convertible notes payable and warrants, collectability of receivables, inventory valuation and the valuation of deferred tax assets. It is reasonably possible that the significant estimates used will change within the next year.

Use of Estimates

The preparation of consolidated financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates used in preparing the consolidated financial statements include those assumed in computing valuation of goodwill and intangible assets, valuation of convertible notes payable and warrants, and the valuation of deferred tax assets. It is reasonably possible that the significant estimates used will change within the next year.

Reverse Stock Split

Reverse Stock Split

Unless otherwise noted, all share and per share data referenced in the consolidated financial statements and the notes thereto have been retroactively adjusted to reflect the one-for-two hundred reverse stock split effective March 7, 2022 of our authorized and outstanding shares of common stock. As a result of the reverse stock split, certain amounts in the consolidated financial statements and the notes thereto may be slightly different than previously reported due to rounding of fractional shares, and adjustment for the reverse split.

Reverse Stock Split

Unless otherwise noted, all share and per share data referenced in the consolidated financial statements and the notes thereto have been retroactively adjusted to reflect the one-for-two hundred reverse stock split effective March 7, 2022 of our authorized and outstanding shares of common stock. As a result of the reverse stock split, certain amounts in the consolidated financial statements and the notes thereto may be slightly different than previously reported due to rounding of fractional shares, and adjustment for the reverse split.

Business Combinations

Business Combinations

The Company accounts for business combinations under the acquisition method of accounting. Under this method, acquired assets, including separately identifiable intangible assets, and any assumed liabilities are recorded at their acquisition date estimated fair value. The excess of purchase price over the fair value amounts assigned to the assets acquired and liabilities assumed represents the goodwill amount resulting from the acquisition. Determining the fair value of assets acquired and liabilities assumed involves the use of significant estimates and assumptions.

Revenue Recognition

Revenue Recognition

Technology Interactive Panels and Related Products

The Company derives revenue from the sale of interactive panels and other related products. Sales of these panels may also include optional equipment, accessories, and services (installation, training, and other services, maintenance, and warranty services). Product sales and installation revenue are recognized when all of the following criteria have been met: (1) products have been shipped or customers have purchased and accepted title to the goods; service revenue for installation of products sold is recognized as the installation services are performed, (2) persuasive evidence of an arrangement exists, (3) the price to the customer is fixed, and (4) collectability is reasonably assured.

Deferred revenue consists of customer deposits and advance billings of the Company's products where sales have not yet been recognized. Shipping and handling costs billed to customers are included in revenue in the accompanying statements of operations. Costs incurred by the Company associated with shipping and handling are included in cost of sales in the accompanying statements of operations. Sales are recorded net of sales returns and discounts, and sales are presented net of sales-related taxes.

Because of the nature and quality of the Company's products, the Company provides for the estimated costs of warranties at the time revenue is recognized for a period of five years after purchase as a secondary warranty. The manufacturer also provides a warranty against certain manufacturing and other defects. As of June 30, 2022 and 2021, the Company accrued $108,043 and $108,043 respectively, for estimated product warranty claims, which is included in accrued expenses in the accompanying consolidated balance sheets. The accrued warranty costs are based primarily on historical warranty claims as well as current repair costs. There was $8,900 and $5,693 of warranty expense for the years ended June 30, 2022 and 2021, respectively.

Product sales resulting from fixed-price contracts involve a signed contract for a fixed price or a binding purchase order to provide the Company's interactive panels and accessories. Contract arrangements exclude a right of return for delivered items. Product sales resulting from fixed-price contracts are generated from multiple-element arrangements that require separate units of accounting and estimates regarding the fair value of individual elements. The Company has determined that its multiple-element arrangements that qualify as separate units of accounting are:

(1) product sales and

(2) installation and related services.

There is objective and reliable evidence of fair value for both the product sales and installation services and allocation of arrangement consideration for each of these units is based on their relative fair values. Each of these elements represent individual units of accounting, as the delivered item has value to a customer on a stand-alone basis. The Company's products can be sold on a stand-alone basis to customers which provides objective evidence of the fair value of the product portion of the multi-element contract, and thus represents the Company's best estimate of selling price.

The fair value of installation services is separately calculated using expected costs of installation services. Many times, the value of installation services is calculated using price quotations from subcontractors to the Company who perform installation services on a stand-alone basis.

The Company sells equipment with embedded software to its customers. The embedded software is not sold separately, and it is not a significant focus of the Company's marketing efforts. The Company does not provide post-contract customer support specific to the software or incur significant costs that are within the scope of FASB guidance on accounting for software to be leased or sold. Additionally, the functionality that the software provides is marketed as part of the overall product. The software embedded in the equipment is incidental to the equipment as a whole.

Supplier Agreement

Supplier Agreement

Contract assets and contract liabilities are as follows:

	March 31, 2023	June 30, 2022
Contract assets	$ 55,125	$ 55,125
Contract liabilities	$ -	$ -

For the three months ended March 31, 2023 and 2022, the Company recognized $0 and $463,301 of revenues related to supplier agreements. For the Nine Months ended March 31, 2023 and 2021 the Company recognized $0 and $1,116,219 of revenues related to supplier agreements.

Supplier Agreement

Galaxy is an original equipment manufacturer (OEM) for an audio amplification device used primarily in classrooms under a master supplier contract. The master supplier agreement outlines terms of each purchase order issued under the agreement.

In general, Galaxy receives a prepayment with each purchase order to cover upfront costs. The prepayment, a contract liability, is recorded as deferred revenue and released to income as finished products are shipped and received. Contract assets are recorded in accounts receivable. The supplier agreement states that title passes upon receipt. The product is rebranded and sold to customers. The supplier contract was acquired with the Concepts and Solutions acquisition in September 2019. The initial contract was for 1 year with 2 two-year extensions available. The master agreement extensions will expire in September 2024. All units under the contract and related purchase orders are complete and delivered as of June 30, 2022. At June 30, 2021, approximately 11% of the units under the contract were complete and delivered.

Contract assets and contract liabilities are as follows:

	June 30, 2022	June 30, 2021
Contract Assets	$55,125	$43,360
Contract Liabilities	$-	$228,514

For the years ended June 30, 2022 and 2021, the Company recognized $1,171,344 and $1,467,589 of revenue under the above contract.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers cash and cash equivalents to be cash in all bank accounts, including money market and temporary investments that have an original maturity of three months or less.

From time to time, the Company has on deposit, in institutions whose accounts are insured by the Federal Deposit Insurance Corporation, funds in excess of the insured maximum. The at-risk amount is subject to significant fluctuation daily throughout the year. The Company has never experienced any losses related to these balances, and as such, the Company does not believe it is exposed to any significant risk.

Accounts Receivable

Accounts Receivable

Management deemed no allowance for doubtful accounts was necessary at March 31, 2023 and June 30, 2022. At March 31, 2023 and June 30, 2022, $175,436 and $175,436 of total accounts receivable were recorded as deferred revenue.

Accounts Receivable

Accounts receivable is recognized when the Company's right to consideration is unconditional and is presented net of an allowance for doubtful accounts. Interest is not charged on past due accounts. Management reviews each receivable balance and estimates that portion, if any, of the balance that will not be collected. The carrying amount of accounts receivable is then reduced by an allowance based on management's estimate. Management deemed no allowance for doubtful accounts was necessary at June 30, 2022 and 2021. At June 30, 2022 and 2021, $175,436 and $190,779 of total accounts receivable were considered unbilled and recorded as deferred revenue.

Inventories	Inventories Management estimates $116,362 and $116,362 of inventory reserves at March 31, 2023 and June 30, 2022, respectively.

Inventories

Inventory is stated at the lower of cost or net realizable value. Cost is determined on a first-in, first-out (FIFO) method of accounting and is primarily comprised of interactive panels, audio, intercom and bell products and related accessories. Management estimates $116,362 and $67,635 of inventory reserves at June 30, 2022 and 2021, respectively.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Expenditures for repairs and maintenance are charged to expense as incurred and additions and improvements that significantly extend the lives of assets are capitalized. Upon sale or other retirement of depreciable property, the cost and accumulated depreciation are removed from the related accounts and any gain or loss is reflected in operations.

Property and equipment and the estimated useful lives used in computing depreciation, are as follows:

Furniture and fixtures	5 years
Equipment	5 to 8 years
Vehicles	5 years
Building	40 years
Building Improvements	8 years

Depreciation is provided using the straight-line method over the estimated useful lives of the depreciable assets. Depreciation expense was $35,474 and $16,005 for the years ended June 30, 2022 and 2021, respectively.

Long-lived Assets

Long-lived Assets

Long-lived assets to be held and used are tested for recoverability whenever events or changes in circumstances indicate that the related carrying amount may not be recoverable. When required, impairment losses on assets to be held and used are recognized based on the excess of the asset's carrying amount over the fair value of the asset.

Goodwill

Goodwill

Goodwill is attributed to the reverse merger of FullCircle Registry and the acquisition of Concepts and Solutions. Goodwill is reviewed for impairment at least annually, or more frequently when events or changes in circumstances indicate that the carrying value may not be recoverable. Judgments regarding indicators of potential impairment are based on market conditions and operational performance of the business.

At each fiscal year-end, the Company performs an impairment analysis of goodwill. The Company may assess its goodwill for impairment initially using a qualitative approach to determine whether conditions exist to indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying value. If management concludes, based on its assessment of relevant events, facts and circumstances that it is more likely than not that a reporting unit's carrying value is greater than its fair value, then a goodwill impairment charge is recognized for the amount in excess, not to exceed the total amount of goodwill allocated to that reporting unit. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and no further testing is required. If determined to be impaired, an impairment charge is recorded as a general and administrative expense within the Company's consolidated statement of operations. As of June 30, 2022, the only asset required to be measured on a nonrecurring basis was goodwill and the fair value of the asset amounted to $834,220 using level 3 valuation techniques.

Intangible Assets

Intangible Assets

Intangible assets are stated at the lower of cost or fair value. Intangible assets are amortized on a straight-line basis over periods ranging from two to five years, representing the period over which the Company expects to receive future economic benefits from these assets. The Company acquired intangible assets related to acquisitions. During the year ended June 30, 2022, the Company impaired $37,885 of the intangible assets and wrote down $193,346 of inventory related to the acquisition of Classroom. There was no impairment in the year ended June 30, 2021.

Goodwill and intangible assets, and product development costs are comprised of the following at June 30, 2022:

	Cost	Accumulated Amortization	Net Book Value	Impairment	Total
Goodwill	$ 834,220	$ -	$ 834,220	$ -	$ 834,220
Finite-lived assets:
Customer list	$ 922,053	$ (472,320)	$ 449,733	$ (33,184)	$ 416,549
Vendor relationships	484,816	(264,565)	220,251	(4,701)	215,550
Capitalized product development costs	1,279,686	(468,594)	811,092	-	811,092

	$ 2,686,555	$ (1,205,479)	$ 1,481,076	$ (37,885)	$ 1,443,191

Goodwill and intangible assets, and product development costs are comprised of the following at June 30, 2021:

	Cost	Accumulated Amortization	Net Book Value	Impairment	Total
Goodwill	$ 834,220	$ -	$ 834,220	$ -	$ 834,220
Finite-lived assets:
Customer list	$ 922,053	$ (314,166)	$ 607,887	$ -	$ 607,887
Vendor relationships	484,816	(168,474)	316,342	-	316,342
Capitalized product development costs	790,118	(197,532)	592,586	-	592,586

	$ 2,196,987	$ (680,172)	$ 1,516,815	$ -	$ 1,516,815

Intangible assets such as customer lists and vendor relationships are stated at the lower of cost or fair value. They are amortized on a straight-line basis over periods ranging from three to six years, representing the period over which the Company expects to receive future economic benefits from these assets.

Estimated amortization expense related to finite-lived intangible assets for the next five years is: $272,000 for fiscal year 2023, $272,000 for fiscal year 2024, $88,099 for fiscal year 2025. Amortization expense was $254,245 and $474,635 for the years ended June 30, 2022 and 2021, respectively.

Product Development Costs

Product Development Costs

Costs incurred in designing and developing classroom technology products are expensed as research and development until technological feasibility has been established. Technological feasibility is established upon completion of a detail product design, or in its absence, completion of a working model. Upon the achievement of technological feasibility, development costs are capitalized and subsequently reported at the lower of unamortized cost or net realizable value. Management's judgment is required in determining whether a product provides new or additional functionality, the point at which various products enter the stages at which costs may be capitalized, assessing the ongoing value and impairment of the capitalized costs and determining the estimated useful lives over which the costs are amortized.

Annual amortization expense is calculated based on the straight-line method over the product's estimated economic lives, which are typically three to six years. Amortization of product development costs incurred begins when the related products are available for general release to customers. Amortization of product development costs was $271,062 and $195,996 for the years ended June 30, 2022 and 2021 respectively and is included in cost of revenues in the Company’s consolidated statements of operations.

Estimated amortization expense related to product development cost and finite-lived intangible assets for the next five years is: $370,344 for fiscal year 2023, $168,367 for fiscal year 2024, $131,510 for fiscal year 2025, $65,724 for fiscal year 2026, and $50,635 for fiscal year 2027 and $24,512 thereafter.

Research and Development

Research and Development

Research and development costs are expensed as incurred and totaled $0 for the years ended June 30, 2022 and 2021. Research and development costs of $503,706 and $508,266 were capitalized as development costs during the years ended June 30, 2022 and 2021.

Distinguishing Liabilities from Equity

Distinguishing Liabilities from Equity

The Company relies on the guidance provided by ASC Topic 480, Distinguishing Liabilities from Equity, to classify certain convertible instruments. The Company first determines whether a financial instrument should be classified as a liability. The Company determines a liability classification if the financial instrument is mandatorily redeemable, or if the financial instrument, other than outstanding shares, embodies a conditional obligation that the Company must or may settle by issuing a variable number of its equity shares.

If the Company determines that a financial instrument should not be classified as a liability, the Company determines whether the financial instrument should be presented between the liability section and the equity section of the balance sheet ("temporary equity"). The Company determines temporary equity classification if the redemption of the financial instrument is outside the control of the Company (i.e. at the option of the holder). Otherwise, the Company accounts for the financial instrument as permanent equity.

Initial Measurement

Initial Measurement

The Company records financial instruments classified as liability, temporary equity, or permanent equity at issuance at the fair value, or cash received.

Subsequent Measurement - Financial Instruments Classified as Liabilities

The Company records the fair value of financial instruments classified as liabilities at each subsequent measurement date. The changes in fair value of financial instruments classified as liabilities are recorded as other income (expense).

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method, whereby deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Current income taxes are recognized for the estimated income taxes payable or receivable on taxable income or loss from the current year and any adjustment to income taxes payable related to previous years. Current income taxes are determined using tax rates and tax laws that have been enacted or subsequently enacted by the year-end date.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to reverse. Under the asset and liability method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recognized if it is more likely than not that some portion or all of the deferred tax asset will not be utilized.

Stock-based Compensation

Stock-based Compensation

The Company records stock-based compensation in accordance with the provisions set forth in ASC 718, Stock Compensation. ASC 718 requires companies to recognize the cost of employee services received in exchange for awards of equity instruments based upon the grant date fair value of those awards. The Company, from time to time, may issue common stock to acquire services or goods from non-employees. Common stock issued to persons other than employees or directors are recorded on the basis of their fair value.

Earnings (Loss) per Share

Earnings (Loss) per Share

Basic and diluted earnings (loss) per common share is calculated using the weighted average number of common shares outstanding during the period. The Company's convertible notes and warrants are excluded from the computation of diluted earnings per share as they are anti-dilutive due to the Company's losses during those periods.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company categorized its fair value measurements within the fair value hierarchy established by generally accepted accounting principles. The hierarchy is based on the valuation inputs used to measure the fair value of the asset. Level 1 inputs are quoted prices in active markets for identical assets; Level 2 inputs are significant other observable inputs; Level 3 inputs are significant unobservable inputs.

As of June 30, 2022 and 2021, the Company held certain financial assets and liabilities that are required to be measured at fair value on a recurring basis. All such assets and liabilities are considered to be Level 3 in the fair value hierarchy defined above.

Derivative Liabilities

Derivative Liabilities

The Company generally does not use derivative financial instruments to hedge exposures to cash flow or market risks. However, certain other financial instruments, such as warrants and embedded conversion features on the convertible debt, are classified as derivative liabilities due to protection provisions within the agreements. Such financial instruments are initially recorded at fair value using the Monte Carlo model and subsequently adjusted to fair value at the close of each reporting period. The Company accounts for derivative instruments and debt instruments in accordance with the interpretive guidance of ASC 815, ASU 2017-11, and associated pronouncements related to the classification and measurement of warrants and instruments with conversion features and anti-dilution clauses in agreements.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company has implemented all new applicable accounting pronouncements that are in effect and applicable. These pronouncements did not have any material impact on the consolidated financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

In December 2019, the FASB issued ASU No. 2019-12 “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”) by removing certain exceptions to the general principles. The amendments will be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. Early adoption of the amendments is permitted. Depending on the amendment, adoption may be applied on a retrospective, modified retrospective or prospective basis. The Company adopted the new guidance on July 1, 2022 in its consolidated financial statements.

Recent Accounting Pronouncements

The Company has implemented all new applicable accounting pronouncements that are in effect and applicable. These pronouncements did not have any material impact on the consolidated financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

In December 2019, the FASB issued ASU No. 2019-12 "Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes ("ASU 2019-12") by removing certain exceptions to the general principles. The amendments will be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. Early adoption of the amendments is permitted. Depending on the amendment, adoption may be applied on a retrospective, modified retrospective or prospective basis. The Company is currently evaluating the impact of adoption of the new guidance to its consolidated financial statements.

Capital Structure

Capital Structure

The Company's capital structure is as follows:

	March 31, 2023
	Authorized	Issued	Outstanding

Common stock	3,000,000,000	116,529,871	116,529,871	$.0001 par value, one vote per share

Preferred stock-All Series	200,000,000	-	-	$.0001 par value

Preferred stock - Series A	750,000	-	-	$.0001 par value; no voting rights

Preferred stock - Series B	1,000,000	-	-	$.0001 par value, voting rights of 10 votes for 1 Series B share; 2% preferred dividend payable annually

Preferred stock - Series C	9,000,000	-	-	$.0001 par value; 500 votes per share, convertible to common stock

Preferred stock - Series F	15,000	2,704	2,704	$.0001 par value; no voting right, convertible to common at a fixed price of $0.37 per share, stated value is $1,000 per share

Preferred stock - Series G	51	51	51	$.0001 par value; no dividend rights, voting rights with common stock as a single series, one share equals 1% of the total voting rights, not subject to splits

	June 30, 2022
	Authorized	Issued	Outstanding

Common stock	20,000,000	19,169,128	19,168,935	$.0001 par value, one vote per share

Preferred stock - All Series	200,000,000	-	-	$.0001 par value

Preferred stock - Series A	750,000	-	-	$.0001 par value; no voting rights

Preferred stock - Series B	1,000,000	-	-	$.0001 par value, voting rights of 10 votes for 1 Series B share; 2% preferred dividend payable annually

Preferred stock - Series C	9,000,000	-	-	$.0001 par value; 500 votes per share, convertible to common stock

Preferred stock - Series F	15,000	11,414	11,414	$.0001 par value; no voting right, convertible to common at a fixed price of $0.37 per share, stated value is $1,000 per share

Preferred stock - Series G	51	51	51	$.0001 par value; no dividend rights, voting rights with common stock as a single series, one share equals 1% of the total voting rights, not subject to splits

Authorized common stock increased from 20,000,000 to 200,000,000 on August 31, 2022. There was a 1:200 reverse split of the authorized and outstanding shares of common stock that was effective on March 7, 2022.

There is no publicly traded market for the preferred shares. The Preferred Series D and E were retired in December 2021. Preferred Series G were issued in June 2022, pursuant to Employment Agreements (Note 11).

There are 1,286,624,175 common shares reserved at March 31, 2023 under terms of notes payable agreements, and the Stock Plan (see Notes 4, 6 and 12).

There are 32,254,235 issued common shares that are restricted as of March 31, 2023. The shares will become free-trading upon satisfaction of certain terms within the debt agreements or within free trading rules related to SEC Rule 144 six month hold.

Authorized common stock increased from 200,000,000 to 3,000,000,000 on January 31, 2023 following approval of the holders of a majority of the Company’s voting power.

Capital Structure
The Company's capital structure is as follows:
		June 30, 2022
	Authorized	Issued	Outstanding
Common stock	20,000,000	19,169,128	19,168,935	$.0001 par value, one vote per share
Preferred stock: All Series	200,000,000	-	-	$.0001 par value
Preferred stock-Series A	750,000	-	-	$.0001 par value; no voting rights
Preferred stock-Series B	1,000,000	-	-	Voting rights of 10 votes for 1 Preferred B
				share; 2% preferred dividend payable
				annually
Preferred stock-Series C	9,000,000	-	-	$.0001 par value; 500 votes per share,
				convertible to common stock
Preferred stock-Series F	15,000	11,414	11,414	$.0001 par value; no voting rights,
				convertible to common stock at a fixed
				price of $0.37 per share; stated value is
				$1,000 per share

Preferred stock- Series G	51	51	51	$.0001 par value; 51% of the voting power of all voting securities of the
				Company, including the common and preferred stock.

		June 30, 2021
	Authorized	Issued	Outstanding
Common stock	20,000,000	15,699,414	15,449,221	$.0001 par value, one vote per share
Preferred stock	200,000,000	-	-	$.0001 par value
Preferred stock-Series A	750,000	-	-	$.0001 par value; no voting rights
Preferred stock-Series B	1,000,000	-	-	Voting rights of 10 votes for 1 Preferred B share; 2% preferred
				dividend payable annually

Preferred stock-Series C	9,000,000	-	-	$.0001 par value; 500 votes per share,
				convertible to common stock
Preferred stock-Series D	1,000,000	-	-	$.0001 par value; no voting rights,
				convertible to common stock, mandatory
				conversion to common stock 18 months
				after issue
Preferred stock-Series E	500,000	500,000	500,000	$.0001 par value; no voting rights,
				convertible to common stock

Authorized common stock increased from 20,000,000 to 200,000,000 on August 31, 2022. There was a 200:1 reverse split effective on March 7, 2022.

There is no publicly traded market for the preferred shares. The Preferred Series D and E were retired in December 2021. Preferred Series G were issued in June 2022, pursuant to Employment Agreements (Note 11).

There are 34,952,209 common shares reserved at June 30, 2022 under terms of notes payable agreements, and the Stock Plan (see Notes 6, 11, and 13).

There are 2,437,467 issued common shares that are restricted as of June 30, 2022. The shares will become free-trading upon satisfaction of certain terms within the debt agreements.

Goodwill, Intangible Assets and Product Development Costs

Goodwill, Intangible Assets and Product Development Costs

Goodwill, intangible assets, and product development costs are comprised of the following at March 31, 2023:

	Cost	Accumulated Amortization	Net Book Value	Total
Goodwill	$ 834,220	-	$834,220	$ 834,220
Finite-lived assets:
Customer list	$ 881,000	$ (595,486)	$ 285,514	$ 285,514
Vendor relationships	479,000	(336,415)	142,585	142,585
Capitalized product development cost	1,487,931	(778,209)	709,722	709,722
	$ 2,847,931	$(1,710,110)	$ 1,137,821	$1,137,821

Goodwill, intangible assets, and product development costs are comprised of the following at June 30, 2022:

	Cost	Accumulated Amortization	Net Book Value	Impairment	Total
Goodwill	$ 834,220	$ -	$ 834,220	$ -	$ 834,220
Finite-lived assets:
Customer list	$ 922,053	$ (472,320)	$ 449,733	$ (33,184)	$ 416,549
Vendor relationships	484,816	(264,565)	220,251	(4,701)	215,550
Product development costs	1,279,686	(468,594)	811,092	-	811,092
	$ 2,686,555	$ (1,205,479)	$ 1,481,076	$ (37,885)	$ 1,443,191

Intangible assets such as customer lists and vendor relationships are stated at the lower of cost or fair value. They are amortized on a straight-line basis over periods ranging from three to six years, representing the period over which the Company expects to receive future economic benefits from these assets. The Company acquired certain intangible assets. During the year ended June 30, 2022, the Company impaired $37,885 of the intangible assets related to the acquisition of Classroom Tech. Amortization of these intangible assets amounted to $68,000 and $44,700 for the three months ended March 31, 2023 and 2022. Amortization of these intangible assets amounted to $136,000 and $180,243 for the Nine Months ended March 31, 2023 and 2022.

Costs incurred in designing and developing classroom technology products are expensed as research and development until technological feasibility has been established. Technological feasibility is established upon completion of a detail product design, or in its absence, completion of a working model. Upon the achievement of technological feasibility, development costs are capitalized and subsequently reported at the lower of unamortized cost or net realizable value. Management’s judgment is required in determining whether a product provides new or additional functionality, the point at which various products enter the stages at which costs may be capitalized, assessing the ongoing value and impairment of the capitalized costs and determining the estimated useful lives over which the costs are amortized.

Annual amortization expense is calculated based on the straight-line method over the product’s estimated economic lives, which are typically three to six years. Amortization of product development costs incurred begins when the related products are available for general release to customers. Amortization of product development costs of $105,216 and $69,042 for the three months ended March 31, 2023 and 2022. Amortization of product development cost of $204,399 and $184,170 for the Nine Months ended March 31, 2023 and 2022, is included in cost of revenues in the Company’s unaudited condensed consolidated statements of operations.

Estimated amortization expense related to finite-lived intangible assets for the next five years is: $549,264 for fiscal year 2024, $314,373 for fiscal year 2025, $119,340 for fiscal year 2026, $94,213 for fiscal year 2027, and $60,631 for fiscal year 2028 and $0 thereafter.